Inventories (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Inventories Tables
Goods and finished products	S/ 27,386	S/ 21,427	S/ 22,929	S/ 18,951
Work in progress	105,882	107,882	S/ 88,349	S/ 69,711
Raw materials	74,477	71,248
Packages and packing	1,975	2,045
Fuel and carbon	26,986	29,033
Spare parts and supplies	141,623	117,643
Inventory in transit	4,093	3,941
Inventories, at fair value less costs to sell	382,422	353,219
Less - Provision for inventory obsolescence and net realizable value	(9,402)	(6,684)
Inventories	S/ 373,020	S/ 346,535